Condensed Consolidated Income Statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Profit (loss) [abstract]
Interest and similar income	£ 5,346	£ 2,743
Interest expense and similar charges	(2,985)	(623)
Net interest income	2,361	2,120
Fee and commission income	401	377
Fee and commission expense	(251)	(209)
Net fee and commission income	150	168
Other operating income	83	102
Total operating income	2,594	2,390
Operating expenses before credit impairment charges, provisions and charges	(1,219)	(1,172)
Credit impairment charges	(105)	(118)
Provisions for other liabilities and charges	(148)	(118)
Total operating credit impairment charges, provisions and charges	(253)	(236)
Profit before tax	1,122	982
Tax on profit	(308)	(232)
Profit after tax	814	750
Attributable to:
Equity holders of the parent	814	750
Profit after tax	£ 814	£ 750